Lease - Summary of Supplemental Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets	¥ 115,946	$ 16,331	¥ 162,180
Operating lease liabilities	¥ 146,248		¥ 186,107